Consolidated Statements of Profit or Loss (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement
Research and development expenses from related parties	¥ 63,605	¥ 68,922	¥ 60,789
Provision of impairment loss		160	1,292
Reversal of impairment loss on receivables from related parties	335
Product revenue
Statement
Revenue from related parties	0	2,840	10,218
Cost of goods from related parties	0	9,119	10,788
Service revenue
Statement
Revenue from related parties	7,632	29,397	38,288
Cost of goods from related parties	¥ 3,200	¥ 21,133	¥ 50,743